TAXES (Details) - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Current tax provision	$ 1,966	$ 42
Deferred tax provision	0	0
Income tax provision	1,966	42
Cayman [Member]
Current tax provision	0	0
Deferred tax provision	0	0
BVI [Member]
Current tax provision	0	0
Deferred tax provision	0	0
Hong Kong [Member]
Current tax provision	0	0
Deferred tax provision	0	0
PRC [Member]
Current tax provision	1,966	42
Deferred tax provision	$ 0	$ 0